Employee Benefits	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Employee Benefits

Note 7 - Employee Benefits

In the six-month period ended June 30, 2023, there was a decrease in the yield rates of high-quality corporate debentures in Switzerland that are used for discounting a defined benefit obligation.

The effects of the change in the discount rate are an increase in the defined benefit obligation and an adjustment in deferred tax asset balances as at June 30, 2023 in the amount of $1,197 thousand and $137 thousand, respectively, which were recognized against other comprehensive income.